Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Information about Groups Exposure to Credit Risk and Expected Credit Loss for Account Receivables
For individual subscribers and general corporate customers

	Expected loss rate %	Gross carrying amount	Loss allowance
Current (not past due)	7%	3,202	(212)
1 - 90 days past due	50%	1,395	(702)
91 - 180 days past due	90%	862	(776)
More than 180 days past due	100%	2,188	(2,188)

		7,647	(3,878)

For major corporate customers

	Expected loss rate %	Gross carrying amount	Loss allowance
Current (not past due)	4%	7,539	(286)
Within 1 year past due	13%	3,141	(404)
1 - 2 years past due	47%	1,063	(500)
2 - 3 years past due	88%	549	(485)
More than 3 years past due	96%	1,203	(1,156)

		13,495	(2,831)

For individual subscribers and general corporate customers

	Expected loss rate %	Gross carrying amount	Loss allowance
Current (not past due)	6%	2,929	(175)
1 - 90 days past due	50%	1,363	(683)
91 - 180 days past due	90%	840	(755)
More than 180 days past due	100%	2,250	(2,250)

		7,382	(3,863)

For major corporate customers

	Expected loss rate %	Gross carrying amount	Loss allowance
Current (not past due)	4%	9,602	(372)
Within 1 year past due	15%	4,517	(674)
1 - 2 years past due	48%	1,037	(498)
2 - 3 years past due	88%	795	(699)
More than 3 years past due	100%	1,268	(1,262)

		17,219	(3,505)

Accounts receivables [member]
Statement [LineItems]
Summary of Accounts Receivable

	2018	2019
Accounts receivable	21,142	24,601
Less: Credit loss allowance	(6,709)	(7,368)

	14,433	17,233

Summary of Aging Analysis of Accounts Receivable
The aging analysis of accounts receivable, based on the billing date and net of credit loss allowance, is as follows:

	2018	2019
Within one month	8,158	9,472
More than one month to three months	2,285	2,545
More than three months to one year	2,843	3,881
More than one year	1,147	1,335

	14,433	17,233

Summary of Movement in Allowance for Doubtful Debts
The movement in the credit loss allowance in respect of accounts receivable during the year, is as follows:

	2017	2018	2019
Balance, beginning of year	5,466	5,210	6,709
Impact on initial application of IFRS 9 (2014) (Note 2.2(c))	—	1,118	—
Allowance for the year	3,325	3,300	3,128
Written-off during the year	(3,581)	(2,919)	(2,469)

Balance, end of year	5,210	6,709	7,368